Property, Plant and Equipment, Net	12 Months Ended
Jul. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net, consist of the following:

	As of July 31,
	2025	2024
Office equipment	$828,933	$583,541
Leaseholder improvements	591,895	530,599
Automobile	532,058	479,549
Land	132,957	133,152
Building	110,525	110,686
Subtotal	2,196,368	1,837,527
Construction in progress	177,909	—
Less: accumulated depreciation	(1,275,598)	(902,280)
Property, plant and equipment, net	$1,098,679	$935,247

Depreciation expense was $410,012, $518,057 and $250,149 for the years ended July 31, 2025, 2024 and 2023, respectively.